Fair Value of Financial Instruments - Schedule of Reconciliation of Contingent Consideration Measured at Fair Value (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amounts settled through payment	$ (1,346)
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value adjustments	(900)	$ (500)
Level 3 | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Opening balance	2,911	1,811
Fair value adjustments	(892)	(455)
Amounts settled through payment		(1,916)
Ending balance	$ 673	$ 2,911